Discontinued operations (Details Textuals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discontinued operations
Income from discontinued operations	R$ 0	R$ 301,858	R$ 65,264
Total Discontinued operations
Discontinued operations
Income from discontinued operations		R$ 301,858	R$ 65,264